GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, Wisconsin  53202-3590

Telephone:  (414) 273-3500  Fax:  (414) 273-5198

March 4, 2004

VIA EDGAR

U.S. Securities and Exchange Commission

450 5th Street, N.W.

Washington, D.C.  20549

RE:  Grand Prix Funds, Inc. (Registration Nos. 333-39133; 811-8461)

Ladies and Gentlemen:

On behalf of Grand Prix Funds, Inc. (the “Company”) and pursuant to Rule 497(c) of the Securities Act of 1933, as amended (the “Act”), we hereby file the form of Prospectus which will be used by the Company after the effective date of the Company’s most recent Post-Effective Amendment filing of its Registration Statement on Form N-1A (i.e., Post-Effective Amendment No. 12 which was filed on February 24, 2004 and which became effective on February 28, 2004).

In addition, please note that in lieu of filing the form of Statement of Additional Information which will be used by the Company after the effective date of Post-Effective Amendment No. 12 as required by Rule 497(c), in accordance with Rule 497(j) under the Act, we are hereby providing you with notice that (i) the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Company would not have differed from that contained in the Company’s Post-Effective Amendment No. 12, and (ii) the text of the Company’s Post-Effective Amendment No. 12 was filed electronically on February 24, 2004.

Please do not hesitate to contact me if you have any questions.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michelle M. Nelson

Michelle M. Nelson

cc:

Robert Zuccaro

Michael Ricks

Carol A. Gehl